Operating Revenue - Summary of Other Operating Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 148,354	$ 197,663	$ 340,545
Frequent Flyer Program [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	40,794	46,376	178,841
Ground Operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	18,448	23,592	20,172
Leases [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	11,590	22,610	22,232
Maintenance [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	8,162	58,032	11,639
Interline [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	2,087	2,025	1,900
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 67,273	$ 45,028	$ 105,761